Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	December 2021
Payment Date	1/18/2022
Transaction Month	39
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,161,498,793.26	40,936		58.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$205,000,000.00	2.50308%		November 15, 2019
Class A-2a Notes	$275,000,000.00	2.96%		September 15, 2021
Class A-2b Notes	$100,000,000.00	0.22975%	*	September 15, 2021
Class A-3 Notes	$317,000,000.00	3.24%		April 15, 2023
Class A-4 Notes	$102,980,000.00	3.38%		March 15, 2024
Class B Notes	$31,580,000.00	3.53%		May 15, 2024
Class C Notes	$21,050,000.00	3.68%		April 15, 2025
Total	$1,052,610,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$542,518.25

Principal:
Principal Collections	$9,450,167.04
Prepayments in Full	$4,105,499.70
Liquidation Proceeds	$24,756.86
Recoveries	$126,611.97
Sub Total	$13,707,035.57
Collections	$14,249,553.82

Purchase Amounts:
Purchase Amounts Related to Principal	$207,474.88
Purchase Amounts Related to Interest	$682.79
Sub Total	$208,157.67

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$14,457,711.49

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	December 2021
Payment Date	1/18/2022
Transaction Month	39
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$14,457,711.49
Servicing Fee	$178,084.76	$178,084.76	$0.00	$0.00	$14,279,626.73
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$14,279,626.73
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$14,279,626.73
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$14,279,626.73
Interest - Class A-3 Notes	$51,088.21	$51,088.21	$0.00	$0.00	$14,228,538.52
Interest - Class A-4 Notes	$290,060.33	$290,060.33	$0.00	$0.00	$13,938,478.19
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,938,478.19
Interest - Class B Notes	$92,897.83	$92,897.83	$0.00	$0.00	$13,845,580.36
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,845,580.36
Interest - Class C Notes	$64,553.33	$64,553.33	$0.00	$0.00	$13,781,027.03
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$13,781,027.03
Regular Principal Payment	$12,380,653.44	$12,380,653.44	$0.00	$0.00	$1,400,373.59
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,400,373.59
Residual Released to Depositor	$0.00	$1,400,373.59	$0.00	$0.00	$0.00
Total		$14,457,711.49

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$12,380,653.44
Total					$12,380,653.44
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$12,380,653.44	$39.06	$51,088.21	$0.16	$12,431,741.65	$39.22
Class A-4 Notes	$0.00	$0.00	$290,060.33	$2.82	$290,060.33	$2.82
Class B Notes	$0.00	$0.00	$92,897.83	$2.94	$92,897.83	$2.94
Class C Notes	$0.00	$0.00	$64,553.33	$3.07	$64,553.33	$3.07
Total	$12,380,653.44	$11.76	$498,599.70	$0.47	$12,879,253.14	$12.23

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	December 2021
Payment Date	1/18/2022
Transaction Month	39

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$18,921,559.90	0.0596895	$6,540,906.46	0.0206338
Class A-4 Notes	$102,980,000.00	1.0000000	$102,980,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$174,531,559.90	0.1658084	$162,150,906.46	0.1540465

Pool Information
Weighted Average APR	3.045%	3.043%
Weighted Average Remaining Term	26.36	25.54
Number of Receivables Outstanding	17,352	16,844
Pool Balance	$213,701,709.18	$199,822,833.89
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$196,158,237.85	$183,569,401.28
Pool Factor	0.1839879	0.1720388

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,593.19
Yield Supplement Overcollateralization Amount	$16,253,432.61
Targeted Overcollateralization Amount	$37,671,927.43
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$37,671,927.43

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,593.19
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,593.19
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,593.19

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	December 2021
Payment Date	1/18/2022
Transaction Month	39
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		32	$90,976.81
(Recoveries)		82	$126,611.97
Net Loss for Current Collection Period			$(35,635.16)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.2001%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.5620%
Second Prior Collection Period			-0.2453%
Prior Collection Period			-0.0373%
Current Collection Period			-0.2068%
Four Month Average (Current and Prior Three Collection Periods)			-0.2628%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,158	$9,293,765.53
(Cumulative Recoveries)			$2,341,246.11
Cumulative Net Loss for All Collection Periods			$6,952,519.42
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5986%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,306.66
Average Net Loss for Receivables that have experienced a Realized Loss			$3,221.74

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.35%	161	$2,695,777.17
61-90 Days Delinquent	0.18%	23	$349,874.16
91-120 Days Delinquent	0.03%	3	$66,503.40
Over 120 Days Delinquent	0.18%	17	$353,589.18
Total Delinquent Receivables	1.73%	204	$3,465,743.91

Repossession Inventory:
Repossessed in the Current Collection Period		6	$136,389.70
Total Repossessed Inventory		10	$223,256.17

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2127%
Prior Collection Period			0.2132%
Current Collection Period			0.2553%
Three Month Average			0.2271%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3853%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-B
Monthly Investor Report

Collection Period	December 2021
Payment Date	1/18/2022
Transaction Month	39

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	59	$906,305.26
2 Months Extended	63	$1,103,079.03
3+ Months Extended	5	$59,903.69

Total Receivables Extended:	127	$2,069,287.98

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer